SCHEDULE OF CLASSES OF ASSETS AND LIABILITIES OF THE DISCONTINUED OPERATIONS CLASSIFIED AS HELD FOR SALE (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Carrying amounts of the major classes of assets included in discontinued operations:
Cash		$ 1,405
Advance to suppliers		6,982,444
Property and equipment, net		5,812,646
Intangible assets, net		232,965
Total assets classified as held for sale		13,029,460
Carrying amounts of the major classes of liabilities included in discontinued operations:
Due to related parties		11,543
Total liabilities classified as held for sale		$ 11,543